Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 143,527,769	$ 152,760,888	$ 150,204,527
Unearned revenue	993,982	1,912,239
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract with customer receivable	800,000	1,500,000
Contract fulfilment cost	130,589	270,514
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 4,200,000	$ 3,400,000	$ 4,100,000